FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of credit risk exposure [text block]
	At 31 December 2018			At 31 December 2017
The Group	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	3,692	–	3,692	4,274	–	4,274
Loans and advances to customers, net[1]	464,043	(3,241)	460,802	465,555	(7,012)	458,543
Debt securities, net[1]	5,095	–	5,095	3,637	–	3,637
Financial assets as amortised cost	472,830	(3,241)	469,589	473,466	(7,012)	466,454
Financial assets at fair value through other comprehensive income/available-for-sale financial assets[3]	24,368	–	24,368	40,901	–	40,901
Financial assets at fair value through profit or loss[3]:
Loans and advances	20,247	–	20,247	32,182	–	32,182
Debt securities, treasury and other bills	2,853	–	2,853	13,376	–	13,376
	23,100	–	23,100	45,558	–	45,558
Derivative assets	11,293	(4,524)	6,769	24,152	(11,184)	12,968

Off-balance sheet items:
Acceptances and endorsements	32	–	32	71	–	71
Other items serving as direct credit substitutes	485	–	485	740	–	740
Performance bonds and other transaction-related contingencies	2,270	–	2,270	2,300	–	2,300
Irrevocable commitments and guarantees	48,455	–	48,455	65,946	–	65,946
	51,242	–	51,242	69,057	–	69,057
	582,833	(7,765)	575,068	653,134	(18,196)	634,938
	At 31 December 2018			At 31 December 2017
The Bank	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	3,153	–	3,153	3,611	–	3,611
Loans and advances to customers, net[1]	172,315	(2,399)	169,916	170,804	(2,528)	168,276
Debt securities, net[1]	4,960	–	4,960	3,182	–	3,182
Financial assets at amortised cost	180,428	(2,399)	178,029	177,597	(2,528)	175,069
Financial assets at fair value through other comprehensive income/available-for-sale financial assets[3]	23,208	–	23,208	41,803	–	41,803
Financial assets at fair value through profit or loss[3]
Loans and advances	18,026	–	18,026	32,182	–	32,182
Debt securities, treasury and other bills	2,811	–	2,811	11,795	–	11,795
	20,837	–	20,837	43,977	–	43,977

Derivative assets	15,431	(3,406)	12,025	26,764	(9,476)	17,288
Off-balance sheet items:
Acceptances and endorsements	31	–	31	70	–	70
Other items serving as direct credit substitutes	449	–	449	722	–	722
Performance bonds and other transaction-related contingencies	2,012	–	2,012	2,167	–	2,167
Irrevocable commitments and guarantees	30,420	–	30,420	47,590	–	47,590
	32,912	–	32,912	50,549	–	50,549
	272,816	(5,805)	267,011	340,690	(12,004)	328,686
1	Amounts shown net of related impairment allowances.

2	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.

3	Excluding equity shares.

Analysis of credit exposures using internal credit grading system [text block]
	Retail		Corporate
	Grade	IFRS 9 PD%	Grade	IFRS 9 PD%
Good quality	1–6	0.00–4.50	1–10	0.00–0.50
Satisfactory quality	7–9	4.51–14.00	11–14	0.51–3.00
Lower quality	10	14.01–20.00	15–18	3.01–20.00
Below standard	11–13	20.01–99.99	19	20.01–99.99
Credit impaired	14	100.00	20–23	100.00

Information about credit quality of neither past due nor impaired financial assets [text block]
	Loans and advances to banks £m	Loans and advances to customers
The Group Gross carrying amount		Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	3,586	257,740	44,314	50,143	39,618	391,815
Satisfactory quality	105	57	2,562	24,760	–	27,379
Lower quality	–	–	72	1,287	–	1,359
Below standard, but not credit-impaired	–	–	415	–	–	415
	3,691	257,797	47,363	76,190	39,618	420,968
Stage 2
Good quality	2	10,784	2,737	100	6	13,627
Satisfactory quality	–	1,709	1,158	3,442	3	6,312
Lower quality	–	262	285	2,962	–	3,509
Below standard, but not credit-impaired	–	899	907	54	–	1,860
	2	13,654	5,087	6,558	9	25,308
Stage 3
Credit-impaired	–	1,393	997	2,958	49	5,397
Purchased or originated credit-impaired
Credit-impaired	–	15,391	–	–	–	15,391
Total	3,693	288,235	53,447	85,706	39,676	467,064

The Group Loan commitments and financial guarantees	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	12,024	60,379	35,610	246	108,259
Satisfactory quality	2	532	6,196	–	6,730
Lower quality	–	10	70	–	80
Below standard, but not credit-impaired	–	363	31	–	394
	12,026	61,284	41,907	246	115,463
Stage 2
Good quality	19	1,858	–	–	1,877
Satisfactory quality	1	156	526	–	683
Lower quality	–	27	269	–	296
Below standard, but not credit-impaired	–	50	11	–	61
	20	2,091	806	–	2,917
Stage 3
Credit-impaired	5	39	–	–	44
Purchased or originated credit-impaired
Credit-impaired	90	–	–	–	90
Total	12,141	63,414	42,713	246	118,514
	Loans and advances to banks £m	Loans and advances to customers
The Bank Gross carrying amount		Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	3,049	49,298	12,768	41,279	38,883	142,228
Satisfactory quality	105	1	631	16,563	–	17,195
Lower quality	–	–	14	936	–	950
Below standard, but not credit-impaired	–	–	6	–	–	6
	3,154	49,299	13,419	58,778	38,883	160,379
Stage 2
Good quality	–	3,159	1,099	23	2	4,283
Satisfactory quality	–	490	414	2,259	–	3,163
Lower quality	–	74	113	2,711	–	2,898
Below standard, but not credit-impaired	–	325	307	30	–	662
	–	4,048	1,933	5,023	2	11,006
Stage 3
Credit-impaired	–	644	461	1,356	3	2,464
Total	3,154	53,991	15,813	65,157	38,888	173,849

The Bank Loan commitments and financial guarantees	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	753	20,362	31,474	50	52,639
Satisfactory quality	–	106	3,858	–	3,964
Lower quality	–	1	53	–	54
Below standard, but not credit-impaired	–	–	31	–	31
	753	20,469	35,416	50	56,688
Stage 2
Good quality	–	488	–	–	488
Satisfactory quality	–	70	383	–	453
Lower quality	–	12	213	–	225
Below standard, but not credit-impaired	–	22	3	–	25
	–	592	599	–	1,191
Stage 3
Credit-impaired	–	18	–	–	18
Total	753	21,079	36,015	50	57,897

Disclosure of fair value of financial instruments [text block]	An analysis of financial assets at fair value through profit or loss is included in note 14. The credit quality of debt securities, treasury and other bills held at fair value through profit or loss is set out below.

	2018			2017
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets
Government securities	2,293	–	2,293	9,836	–	9,836
Asset-backed securities:
Mortgage-backed securities	–	–	–	84	105	189
Other asset-backed securities	20	–	20	95	–	95
	20	–	20	179	105	284
Corporate and other debt securities	22	–	22	468	54	522
Total held as trading assets	2,335	–	2,335	10,483	159	10,642
Other assets mandatorily at fair value through profit or loss
Government securities	–	–	–	928	–	928
Bank and building society certificates of deposit	–	–	–	222	–	222
Corporate and other debt securities	518	–	518	–	210	210
Total debt securities mandatorily at fair value through profit or loss	518	–	518	1,150	210	1,360
Treasury bills and other bills	–	–	–	18	–	18
Total other assets mandatorily at fair value through profit or loss	518	–	518	1,168	210	1,378
	2,853	–	2,853	11,651	369	12,020
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			–			1,356
Total held at fair value through profit or loss			2,853			13,376
	2018			2017
The Bank	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets
Government securities	2,293	–	2,293	9,834	–	9,834
Asset-backed securities:
Mortgage-backed securities	–	–	–	84	105	189
Other asset-backed securities	–	–	–	95	–	95
	–	–	–	179	105	284
Corporate and other debt securities	–	–	–	468	54	522
Total debt securities	2,293	–	2,293	10,481	159	10,640
Treasury bills and other bills	–	–	–	–	–	–
Total held as trading assets	2,293	–	2,293	10,481	159	10,640
Other assets mandatorily at fair value through profit or loss
Government securities	–	–	–	928	–	928
Corporate and other debt securities	518	–	518	–	210	210
Total other assets mandatorily at fair value through profit or loss	518	–	518	928	210	1,138
	2,811	–	2,811	11,409	369	11,778
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			–			17
Total held at fair value through profit or loss			2,811			11,795
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £nil; 2017: £nil) and not rated (2018: £nil; 2017: £369 million).
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £nil; 2017: £nil) and not rated (2018: £nil; 2017: £369 million).

Analysis of Loan-to-value ratio of Residential Mortgage Lending	An analysis by loan-to-value ratio of the Group’s and the Bank’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations. In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

The Group	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total gross £m
At 31 December 2018
Less than 70 per cent	186,974	10,853	1,058	11,658	210,543
70 per cent to 80 per cent	38,865	1,704	176	1,864	42,609
80 per cent to 90 per cent	26,353	837	90	1,024	28,304
90 per cent to 100 per cent	5,136	154	33	349	5,672
Greater than 100 per cent	469	106	36	496	1,107
Total	257,797	13,654	1,393	15,391	288,235

The Group	Neither past due nor impaired £m	Past due but not impaired £m	Impaired £m	Gross £m
At 31 December 2017
Less than 70 per cent	216,888	4,309	2,444	223,641
70 per cent to 80 per cent	43,045	787	592	44,424
80 per cent to 90 per cent	25,497	500	435	26,432
90 per cent to 100 per cent	7,085	177	244	7,506
Greater than 100 per cent	3,068	161	450	3,679
Total	295,583	5,934	4,165	305,682

The Bank	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total gross £m
At 31 December 2018
Less than 70 per cent	41,695	3,193	485	45,373
70 per cent to 80 per cent	4,668	483	75	5,226
80 per cent to 90 per cent	2,333	247	43	2,623
90 per cent to 100 per cent	527	68	21	616
Greater than 100 per cent	76	57	20	153
Total	49,299	4,048	644	53,991
The Bank	Neither past due nor impaired £m	Past due but not impaired £m	Impaired £m	Gross £m
At 31 December 2017
Less than 70 per cent	47,274	578	351	48,203
70 per cent to 80 per cent	5,640	99	73	5,812
80 per cent to 90 per cent	2,783	56	47	2,886
90 per cent to 100 per cent	663	19	38	720
Greater than 100 per cent	232	10	26	268
Total	56,592	762	535	57,889

Disclosure of structural foreign currency exposures [text block]	The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures, after net investment hedges, are as follows:

The Group	Euro £m	US Dollar £m	Other non- sterling £m
31 December 2018
Gross exposure	112	–	–
Net investment hedges	–	–	–
Total structural foreign currency exposures, after net investment hedges	112	–	–
31 December 2017
Gross exposure	73	374	32
Net investment hedges	(41)	–	–
Total structural foreign currency exposures, after net investment hedges	32	374	32

The Bank	Euro £m	US Dollar £m	Other non- sterling £m
31 December 2018
Gross exposure	6	–	–
Net investment hedges	–	–	–
Total structural foreign currency exposures, after net investment hedges	6	–	–
31 December 2017
Gross exposure	6	53	–
Net investment hedges	–	–	–
Total structural foreign currency exposures, after net investment hedges	6	53	–

Available-for-Sale Financial Assets (Excluding Equity Shares) [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Available-for-Sale Financial Assets (Excluding Equity Shares) [text block]	An analysis of financial assets at fair value through other comprehensive income (available-for-sale financial assets at 31 December 2017) is included in note 19. The credit quality of financial assets at fair value through other comprehensive income (available-for-sale financial assets at 31 December 2017) (excluding equity shares) is set out below:

	2018			2017
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities
Government securities	18,971	–	18,971	34,708	–	34,708
Bank and building society certificates of deposit	–	–	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	–	–	1,156	–	1,156
Other asset-backed securities	–	57	57	235	20	255
	–	57	57	1,391	20	1,411
Corporate and other debt securities	4,934	185	5,119	4,250	365	4,615
Total debt securities	23,905	242	24,147	40,516	385	40,901
Treasury and other bills	221	–	221	–	–	–
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	24,126	242	24,368	40,516	385	40,901
	2018			2017
The Bank	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities
Government securities	18,831	–	18,831	34,571	–	34,571
Bank and building society certificates of deposit	–	–	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	–	–	1,129	–	1,129
Other asset-backed securities	–	5	5	64	1	65
	–	5	5	1,193	1	1,194
Corporate and other debt securities	4,151	–	4,151	3,514	306	3,820
Total debt securities	22,982	5	22,987	39,445	307	39,752
Treasury and other bills	221	–	221	–	–	–
	23,203	5	23,208	39,445	307	39,752
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			–			2,051
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets			23,208			41,803

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £52 million; 2017: £9 million) and not rated (2018: £190 million; 2017: £376 million).

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £nil; 2017: £nil) and not rated (2018: £5 million; 2017: £307 million).

Derivative assets [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Derivative Assets [text block]
	2018			2017
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	5,901	1,320	7,221	20,285	1,967	22,252
Hedging	1,467	16	1,483	1,894	6	1,900
	7,368	1,336	8,704	22,179	1,973	24,152
Due from fellow Lloyds Banking Group undertakings			2,589			–
Total derivative financial instruments			11,293			24,152

The Bank
Trading and other	4,563	525	5,088	17,403	714	18,117
Hedging	385	15	400	467	2	469
	4,948	540	5,488	17,870	716	18,586
Due from fellow Lloyds Banking Group undertakings			9,943			8,178
Total derivative financial instruments			15,431			26,764
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £1,282 million for the Group and £488 million for the Bank; 2017: £1,878 million for the Group and £623 million for the Bank) and not rated (2018: £54 million for the Group and £52 million for the Bank; 2017: £95 million for the Group and £93 million for the Bank).

Concentrations of risk [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of loans and advances to customers [text block]
	The Group		The Bank
	2018	2017	2018	2017
	£m	£m	£m	£m
Agriculture, forestry and fishing	7,308	7,074	3,020	2,996
Energy and water supply	1,356	1,609	1,243	1,383
Manufacturing	6,696	7,886	5,725	7,389
Construction	4,468	4,428	3,108	3,068
Transport, distribution and hotels	13,932	14,074	9,943	10,484
Postal and telecommunications	2,395	2,148	1,646	1,677
Property companies	27,207	27,606	23,087	22,273
Financial, business and other services	61,256	54,003	55,407	45,550
Personal:
Mortgages	296,790	304,480	55,022	57,889
Other	28,617	28,757	9,680	9,908
Lease financing	1,686	2,094	194	404
Hire purchase	15,353	13,591	5,774	8,894
Total loans and advances to customers before allowance for impairment losses	467,064	467,750	173,849	171,915
Allowance for impairment losses (note 18)	(3,020)	(2,195)	(1,534)	(1,111)
Total loans and advances to customers	464,044	465,555	172,315	170,804

Securities lending [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of transfers of financial assets [text block]	The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Financial assets at fair value through profit or loss	723	1,320	715	1,314
Loans and advances to customers	–	197	–	197
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	1,025	2,608	731	2,469
	1,748	4,125	1,446	3,980

Loans to corporate entities [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Debt Securities Classified as Loans and Receivables [text block]	An analysis by credit rating of debt securities held at amortised cost is provided below:

	2018			2017
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Asset-backed securities:
Mortgage-backed securities	3,262	9	3,271	2,366	–	2,366
Other asset-backed securities	631	17	648	1,164	96	1,260
	3,893	26	3,919	3,530	96	3,626
Corporate and other debt securities	1,176	2	1,178	–	14	14
Gross exposure	5,069	28	5,097	3,530	110	3,640
Allowance for impairment losses			(2)			(3)
Total debt securities held at amortised cost			5,095			3,637

The Bank
Asset-backed securities:
Mortgage-backed securities	3,263	–	3,263	2,263	–	2,263
Other asset-backed securities	521	–	521	919	–	919
	3,784	–	3,784	3,182	–	3,182
Corporate and other debt securities	1,176	–	1,176	–	–	–
Gross exposure	4,960	–	4,960	3,182	–	3,182
Allowance for impairment losses			–			–
Total debt securities held at amortised cost			4,960			3,182
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £6 million for the Group and £nil for the Bank; 2017: £96 million for the Group and £nil for the Bank) and not rated (2018: £22 million for the Group and £nil for the Bank; 2017: £14 million for the Group and £nil for the Bank).

Financial liabilities, category [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The tables below analyse financial instrument liabilities of the Group and the Bank, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

The Group	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Deposits from banks	1,938	2,401	865	20,302	1,362	26,868
Customer deposits	361,233	7,298	12,066	9,825	1,554	391,976
Financial liabilities at fair value through profit or loss	3,807	6,165	5,389	931	10,771	27,063
Debt securities in issue	4,714	5,580	19,741	35,123	12,677	77,835
Subordinated liabilities	236	1,164	953	6,871	10,444	19,668
Total non-derivative financial liabilities	371,928	22,608	39,014	73,052	36,808	543,410

Derivative financial liabilities:
Gross settled derivatives – outflows	1,161	1,704	6,503	21,645	13,207	44,220
Gross settled derivatives – inflows	(924)	(1,528)	(6,185)	(20,173)	(11,450)	(40,260)
Gross settled derivatives – net flows	237	176	318	1,472	1,757	3,960
Net settled derivative liabilities	5,778	(9)	39	285	576	6,669
Total derivative financial liabilities	6,015	167	357	1,757	2,333	10,629
The Group	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Deposits from banks	1,873	3,544	2,096	21,498	387	29,398
Customer deposits	367,104	18,854	21,308	11,170	2,375	420,811
Financial liabilities at fair value through profit or loss	21,286	14,424	6,499	4,251	13,041	59,501
Debt securities in issue	3,407	6,341	12,378	31,642	16,833	70,601
Subordinated liabilities	265	490	3,095	7,131	10,965	21,946
Total non-derivative financial liabilities	393,935	43,653	45,376	75,692	43,601	602,257

Derivative financial liabilities:
Gross settled derivatives – outflows	23,850	31,974	24,923	43,425	30,473	154,645
Gross settled derivatives – inflows	(23,028)	(30,972)	(23,886)	(43,506)	(31,932)	(153,324)
Gross settled derivatives – net flows	822	1,002	1,037	(81)	(1,459)	1,321
Net settled derivative liabilities	17,414	9	142	452	992	19,009
Total derivative financial liabilities	18,236	1,011	1,179	371	(467)	20,330
The Bank	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Deposits from banks	1,860	1,472	701	112	1,362	5,507
Customer deposits	219,209	4,845	3,956	693	810	229,513
Financial liabilities at fair value through profit or loss	3,839	6,216	5,434	887	10,754	27,130
Debt securities in issue	4,181	4,083	16,637	25,590	11,813	62,304
Subordinated liabilities	190	416	487	5,706	5,992	12,791
Total non-derivative financial liabilities	229,279	17,032	27,215	32,988	30,731	337,245

Derivative financial liabilities:
Gross settled derivatives – outflows	1,083	1,630	6,364	18,279	11,908	39,264
Gross settled derivatives – inflows	(884)	(1,466)	(6,054)	(16,992)	(10,296)	(35,692)
Gross settled derivatives – net flows	199	164	310	1,287	1,612	3,572
Net settled derivative liabilities	4,302	(18)	6	152	351	4,793
Total derivative financial liabilities	4,501	146	316	1,439	1,963	8,365
The Bank	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Deposits from banks	1,685	2,319	2,002	1,243	383	7,632
Customer deposits	211,268	13,766	8,494	1,140	1,654	236,322
Trading and other financial liabilities at fair value through profit or loss	21,365	14,478	6,523	4,217	13,089	59,672
Debt securities in issue	2,718	3,598	11,874	22,539	14,678	55,407
Subordinated liabilities	266	258	462	5,522	6,512	13,020
Total non-derivative financial liabilities	237,302	34,419	29,355	34,661	36,316	372,053

Derivative financial liabilities:
Gross settled derivatives – outflows	23,756	31,750	24,690	40,258	26,933	147,387
Gross settled derivatives – inflows	(22,985)	(30,784)	(23,655)	(40,222)	(28,244)	(145,890)
Gross settled derivatives – net flows	771	966	1,035	36	(1,311)	1,497
Net settled derivative liabilities	15,430	(4)	101	288	812	16,627
Total derivative financial liabilities	16,201	962	1,136	324	(499)	18,124

Off balance sheet [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Maturity Analysis For Commitments And Contingent Liabilities	The following tables set out the amounts and residual maturities of off balance sheet contingent liabilities and commitments.

The Group	Within 1 year £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
31 December 2018
Acceptances and endorsements	32	–	–	–	32
Other contingent liabilities	1,324	551	133	747	2,755
Total contingent liabilities	1,356	551	133	747	2,787
Lending commitments and guarantees	89,567	12,445	11,554	4,215	117,781
Other commitments	524	20	13	176	733
Total commitments and guarantees	90,091	12,465	11,567	4,391	118,514
Total contingents and commitments	91,447	13,016	11,700	5,138	121,301
31 December 2017
Acceptances and endorsements	67	4	–	–	71
Other contingent liabilities	1,607	506	271	656	3,040
Total contingent liabilities	1,674	510	271	656	3,111
Lending commitments and guarantees	96,128	17,947	16,577	4,503	135,155
Other commitments	57	46	71	210	384
Total commitments and guarantees	96,185	17,993	16,648	4,713	135,539
Total contingents and commitments	97,859	18,503	16,919	5,369	138,650
The Bank	Within 1 year £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
31 December 2018
Acceptances and endorsements	31	–	–	–	31
Other contingent liabilities	1,239	465	133	624	2,461
Total contingent liabilities	1,270	465	133	624	2,492
Lending commitments and guarantees	32,769	10,548	10,828	3,068	57,213
Other commitments	522	20	13	129	684
Total commitments and guarantees	33,291	10,568	10,841	3,197	57,897
Total contingents and commitments	34,561	11,033	10,974	3,821	60,389
31 December 2017
Acceptances and endorsements	66	4	–	–	70
Other contingent liabilities	1,538	505	206	640	2,889
Total contingent liabilities	1,604	509	206	640	2,959
Lending commitments and guarantees	38,748	16,676	15,952	3,262	74,638
Other commitments	57	46	71	179	353
Total commitments and guarantees	38,805	16,722	16,023	3,441	74,991
Total contingents and commitments	40,409	17,231	16,229	4,081	77,950